Cover	Oct. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2022
Entity File Number	1-10864
Entity Registrant Name	UNITEDHEALTH GROUP INCORPORATED
Entity Central Index Key	0000731766
Entity Tax Identification Number	41-1321939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	UnitedHealth Group Center
Entity Address, Address Line Two	9900 Bren Road East
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	936-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	UNH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false